UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Chief Investment Officer
Phone:     414-665-3336

Signature, Place, and Date of Signing:





     Mark G. Doll     Milwaukee, WI     February 14, 2011


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     82

Form13F Information Table Value Total:     $46,034 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109        8      195 SH       DEFINED                                     195
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206        9      192 SH       DEFINED                                     192
AT&T INC                       COM              00206R102        4      122 SH       DEFINED                                     122
CISCO SYS INC                  COM              17275R102        1       26 SH       DEFINED                                      26
DELL INC                       COM              24702R101        1       48 SH       DEFINED                                      48
DELTA AIR LINES INC DEL        COM NEW          247361702        1       48 SH       DEFINED                                      48
E M C CORP MASS                COM              268648102        1       26 SH       DEFINED                                      26
EATON VANCE TX MGD DIV EQ IN   COM              27828N102        0       13 SH       DEFINED                                      13
ENTREMED INC                   COM NEW          29382F202        0        2 SH       DEFINED                                       2
FORD MTR CO DEL                COM PAR $0.01    345370860       13      800 SH       DEFINED                                     800
ISHARES GOLD TRUST             ISHARES          464285105        1       81 SH       DEFINED                                      81
ISHARES TR                     RUSL 3000 GROW   464287671       87     1850 SH       DEFINED                                    1850
ISHARES TR                     RUSSELL 1000     464287622     1718    24596 SH       DEFINED                                   24596
ISHARES TR                     RUSSELL1000VAL   464287598     1069    16484 SH       DEFINED                                   16484
ISHARES TR                     RUSL 2000 GROW   464287648       39      447 SH       DEFINED                                     447
ISHARES TR                     RUSSELL 2000     464287655      285     3644 SH       DEFINED                                    3644
ISHARES TR                     RUSL 2000 VALU   464287630       46      651 SH       DEFINED                                     651
ISHARES TR                     RUSSELL 3000     464287689      219     2920 SH       DEFINED                                    2920
ISHARES TR                     RUSL 3000 VALU   464287663      525     6154 SH       DEFINED                                    6154
ISHARES TR                     RUSSELL MCP GR   464287481      223     3947 SH       DEFINED                                    3947
ISHARES TR                     RUSSELL MIDCAP   464287499      825     8106 SH       DEFINED                                    8106
ISHARES TR                     RUSSELL1000GRW   464287614      667    11654 SH       DEFINED                                   11654
ISHARES TR                     S&P500 GRW       464287309     1042    15873 SH       DEFINED                                   15873
ISHARES TR                     DJ SEL DIV INX   464287168       29      579 SH       DEFINED                                     579
ISHARES TR                     RUSSELL MCP VL   464287473      239     5314 SH       DEFINED                                    5314
ISHARES TR                     COHEN&ST RLTY    464287564     1027    15628 SH       DEFINED                                   15628
ISHARES TR                     BARCLYS 1-3 YR   464287457      184     2186 SH       DEFINED                                    2186
ISHARES TR                     BARCLYS 20+ YR   464287432      298     3168 SH       DEFINED                                    3168
ISHARES TR                     BARCLYS 7-10 YR  464287440      217     2309 SH       DEFINED                                    2309
ISHARES TR                     BARCLY USAGG B   464287226     1056     9986 SH       DEFINED                                    9986
ISHARES TR                     BARCLYS CR BD    464288620     1712    16444 SH       DEFINED                                   16444
ISHARES TR                     IBOXX INV CPBD   464287242      180     1657 SH       DEFINED                                    1657
ISHARES TR                     BARCLYS TIPS BD  464287176     1806    16799 SH       DEFINED                                   16799
ISHARES TR                     MSCI EMERG MKT   464287234      374     7850 SH       DEFINED                                    7850
ISHARES TR                     S&P GLB100INDX   464287572       28      451 SH       DEFINED                                     451
ISHARES TR                     DJ US REAL EST   464287739       31      552 SH       DEFINED                                     552
ISHARES TR                     S&P 500 VALUE    464287408      307     5150 SH       DEFINED                                    5150
ISHARES TR                     MSCI GRW IDX     464288885      133     2176 SH       DEFINED                                    2176
ISHARES TR                     MSCI EAFE IDX    464287465     6180   106154 SH       DEFINED                                  106154
ISHARES TR                     MSCI VAL IDX     464288877      158     3110 SH       DEFINED                                    3110
ISHARES TR                     BARCLYS MBS BD   464288588       20      189 SH       DEFINED                                     189
ISHARES TR                     S&P MC 400 GRW   464287606      125     1239 SH       DEFINED                                    1239
ISHARES TR                     S&P MIDCAP 400   464287507     2362    26041 SH       DEFINED                                   26041
ISHARES TR                     S&P MIDCP VALU   464287705      151     1898 SH       DEFINED                                    1898
ISHARES TR                     S&P NTL AMTFREE  464288414       20      204 SH       DEFINED                                     204
ISHARES TR                     S&P SMLCP GROW   464287887       32      434 SH       DEFINED                                     434
ISHARES TR                     S&P SMLCAP 600   464287804     1118    16329 SH       DEFINED                                   16329
ISHARES TR                     S&P SMLCP VALU   464287879       10      138 SH       DEFINED                                     138
ISHARES TR                     US PFD STK IDX   464288687        3       68 SH       DEFINED                                      68
ISHARES TR                     S&P 500 INDEX    464287200      762     6035 SH       DEFINED                                    6035
JABIL CIRCUIT INC              COM              466313103        0       20 SH       DEFINED                                      20
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106        6       80 SH       DEFINED                                      80
MICROSOFT CORP                 COM              594918104        3      120 SH       DEFINED                                     120
MYLAN INC                      COM              628530107        1       58 SH       DEFINED                                      58
PFIZER INC                     COM              717081103       14      822 SH       DEFINED                                     822
PLAINS EXPL& PRODTN CO         COM              726505100        3       87 SH       DEFINED                                      87
PROVIDENT ENERGY TR            TR UNIT          74386K104        4      495 SH       DEFINED                                     495
QWEST COMMUNICATIONS INTL IN   COM              749121109        0       65 SH       DEFINED                                      65
SALIX PHARMACEUTICALS INC      NOTE 2.750% 5/1  795435AC0        3     2000 SH       DEFINED                                    2000
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109      190     1645 SH       DEFINED                                    1645
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863       36      937 SH       DEFINED                                     937
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7295    58015 SH       DEFINED                                   58015
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107        4       24 SH       DEFINED                                      24
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      861    14736 SH       DEFINED                                   14736
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1053    26522 SH       DEFINED                                   26522
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1421    17666 SH       DEFINED                                   17666
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3954    49262 SH       DEFINED                                   49262
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652        5       88 SH       DEFINED                                      88
VANGUARD INDEX FDS             VALUE ETF        922908744      265     4963 SH       DEFINED                                    4963
VANGUARD INDEX FDS             STK MRK ETF      922908769       11      173 SH       DEFINED                                     173
VANGUARD INDEX FDS             SM CP VAL ETF    922908611       21      314 SH       DEFINED                                     314
VANGUARD INDEX FDS             SML CP GRW ETF   922908595       61      778 SH       DEFINED                                     778
VANGUARD INDEX FDS             SMALL CP ETF     922908751      142     1959 SH       DEFINED                                    1959
VANGUARD INDEX FDS             MID CAP ETF      922908629      423     5676 SH       DEFINED                                    5676
VANGUARD INDEX FDS             GROWTH ETF       922908736      101     1637 SH       DEFINED                                    1637
VANGUARD INDEX FDS             REIT ETF         922908553     1592    28752 SH       DEFINED                                   28752
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      272     5131 SH       DEFINED                                    5131
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      127     2035 SH       DEFINED                                    2035
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      720    12496 SH       DEFINED                                   12496
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866       52      914 SH       DEFINED                                     914
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1997    41480 SH       DEFINED                                   41480
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858       51     1404 SH       DEFINED                                    1404